Taxes on Income (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Taxes on Income [Abstract]
Domestic	$ (507)	$ 3,204	$ 2,212
Foreign	1,983	2,230	1,593
Income before taxes on income	$ 1,476	$ 5,434	$ 3,805